CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Ordinary shares	Subscriptions receivable from shareholders	Additional paid in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2017	$ 1,516	$ (197,068)	$ 7,687,811	$ (399,405)	$ (32,745,740)	$ (25,652,886)
Balance at the beginning (in shares) at Dec. 31, 2017	15,159,136
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss					(15,266,184)	(15,266,184)
Other comprehensive income (loss)				(11,288)		(11,288)
Sharebased compensation			126,540			126,540
Modification of convertible redeemable preferred shares			(1,186,187)		1,186,187
Accretion of convertible redeemable preferred shares to redemption value			(222,846)			(222,846)
Balance at the end at Dec. 31, 2018	$ 1,516	(197,068)	6,405,318	(410,693)	(46,825,737)	(41,026,664)
Balance at the end (in shares) at Dec. 31, 2018	15,159,136
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss					(16,432,308)	(16,432,308)
Other comprehensive income (loss)				65,799		65,799
Exercise of share options	$ 3		18,697			$ 18,700
Exercise of share options (in shares)	34,000					34,000
Sharebased compensation			611,711			$ 611,711
Accretion of convertible redeemable preferred shares to redemption value			(246,184)			(246,184)
Balance at the end at Dec. 31, 2019	$ 1,519	(197,068)	6,789,542	(344,894)	(63,258,045)	(57,008,946)
Balance at the end (in shares) at Dec. 31, 2019	15,193,136
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss					(42,397,279)	(42,397,279)
Other comprehensive income (loss)				(6,087)		(6,087)
Exercise of share options	$ 370	(6,975,124)	7,115,682			$ 140,928
Exercise of share options (in shares)	3,694,934					3,694,934
Sharebased compensation			10,129,541			$ 10,129,541
Accretion of convertible redeemable preferred shares to redemption value			(248,113)			(248,113)
Balance at the end at Dec. 31, 2020	$ 1,889	$ (7,172,192)	$ 23,786,652	$ (350,981)	$ (105,655,324)	$ (89,389,956)
Balance at the end (in shares) at Dec. 31, 2020	18,888,070